Liability for Pension and Other Retirement Benefits (Tables)	12 Months Ended
Mar. 31, 2013
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets and Pension Plans with Projected Benefit Obligations in Excess of Plan Assets

Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets is as follows:

	Millions of yen
	2013	2012
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥106,196	¥108,512
Plan assets	69,466	68,793
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	¥132,078	¥116,386
Plan assets	86,119	69,360

Pension Plans, Defined Benefit
Reconciliation of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets

The reconciliation of beginning and ending balances of the benefit obligations and the fair value of the plan assets of the defined benefit plans are as follows:

	Millions of yen
	2013	2012
Change in benefit obligations:
Benefit obligations, beginning of year	¥134,572	¥134,360
Service cost	7,247	7,493
Interest cost	3,516	3,475
Actuarial loss	6,233	2,520
Plan participants’ contributions	175	87
Acquisition	168	140
Plan amendment	410	—
Settlements	(104)	—
Benefits paid	(10,838)	(12,646)
Foreign currency exchange rate change	3,132	(857)

Benefit obligations, end of year	¥144,511	¥134,572

Change in plan assets:
Fair value of plan assets, beginning of year	¥89,061	¥92,291
Actual return on plan assets	9,922	1,010
Employers’ contributions	7,193	5,447
Plan participants’ contributions	175	48
Acquisition	—	6
Settlements	(104)	—
Benefits paid	(7,602)	(9,106)
Foreign currency exchange rate change	2,863	(635)

Fair value of plan assets, end of year	¥101,508	¥89,061

Funded status, end of year	¥(43,003)	¥(45,511)

Prepaid benefit cost	¥2,899	¥1,799
Other current liabilities	(112)	(100)
Accrued benefit liability	(45,790)	(47,210)

	¥(43,003)	¥(45,511)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥34,628	¥37,701
Prior service cost	2,183	2,142

	¥36,811	¥39,843

Net Periodic Cost of Benefit Plans

Net periodic cost of the companies’ defined benefit plans for the years ended March 31, 2013, 2012 and 2011, consisted of the following components:

	Millions of yen
	2013	2012	2011
Service cost – Benefits earned during the year	¥7,247	¥7,493	¥6,630
Interest cost on projected benefit obligations	3,516	3,475	3,585
Expected return on plan assets	(2,804)	(2,727)	(2,961)
Amortization of actuarial loss	2,188	2,571	2,285
Amortization of prior service cost	369	236	227
Curtailment and settlement gain	—	—	(12)

Net periodic cost	¥10,516	¥11,048	¥9,754

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2013 and 2012 are summarized as follows:

	Millions of yen
	2013	2012
Current year actuarial loss (gain)	¥(885)	¥3,350
Amortization of actuarial loss	(2,188)	(2,571)
Current year prior service cost	410	887
Amortization of prior service cost	(369)	(236)

	¥(3,032)	¥1,430

Estimated Actuarial Loss and Prior Service Cost for Benefit Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Cost Over Next Fiscal Year

The estimated actuarial loss and prior service cost for the defined benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic cost over the next fiscal year are summarized as follows:

Millions of yen
Amortization of actuarial loss	¥1,860
Amortization of prior service cost	278

Weighted-Average Assumptions used to Determine Benefit Obligations

Weighted-average assumptions used to determine benefit obligations at March 31:

	Domestic plans		Foreign plans
	2013	2012	2013	2012
Discount rate	1.6%	2.0%	4.5%	5.5%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.8%	—	—
Assumed rate of increase in future compensation levels	2.6%	2.3%	4.6%	4.6%

Weighted Average Assumptions used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic benefit cost for the years ended March 31:

	Domestic plans			Foreign plans
	2013	2012	2011	2013	2012	2011
Discount rate	2.0%	2.0%	2.0%	5.5%	6.0%	6.0%
Assumed rate of increase in future compensation levels (Point-based benefit system)	3.8%	3.9%	3.8%	—	—	—
Assumed rate of increase in future compensation levels	2.3%	2.6%	2.6%	4.6%	4.6%	4.4%
Expected long-term rate of return on plan assets	1.9%	1.9%	1.9%	6.1%	6.5%	7.2%

Fair Values of Benefit Plan Assets by Asset Class

The fair values of benefit plan assets at March 31, 2013 and 2012 are by asset class are as follows:

At March 31, 2013	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥2,787	¥—	¥—	¥2,787
Equity securities
Japanese equities	8,974	498	—	9,472
Foreign equities	16,580	5,195	—	21,775
Pooled funds	6,040	1,106	—	7,146
Debt securities
Government bonds and municipal bonds	17,640	6,443	—	24,083
Corporate bonds	—	5,085	—	5,085
Other assets
Life insurance company general accounts	—	30,267	—	30,267
Other	495	398	—	893

Total	¥52,516	¥48,992	¥—	¥101,508

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥3,985	—	—	¥3,985
Equity securities
Japanese equities	7,152	459	—	7,611
Foreign equities	14,257	4,449	—	18,706
Pooled funds	4,485	619	—	5,104
Debt securities
Government bonds and municipal bonds	14,868	4,650	—	19,518
Corporate bonds	—	4,382	—	4,382
Other assets
Life insurance company general accounts	—	29,087	—	29,087
Other	42	170	456	668

Total	¥44,789	¥43,816	¥456	¥89,061

(1) The plan’s equity securities include common stock of the Company in the amount of ¥37 million (0.06% of the Company’s total plan assets) and ¥45 million (0.08% of the Company’s total plan assets) at March 31, 2013 and 2012, respectively.

(2) The plan’s pooled funds which are primarily held by the U.S. subsidiaries include listed foreign equity securities primarily consisting U.S. equity.

(3) The plan’s government bonds and municipal bonds include approximately 45% Japanese bonds and 55% foreign bonds.

Benefits Expected to be Paid in Next Five Years which Reflect Estimated Future Employee Service

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2014	¥7,786
2015	8,318
2016	9,176
2017	9,093
2018	8,404
Through 2019-2023	¥42,202

Other Postretirement Benefit Plans, Defined Benefit
Reconciliation of Beginning and Ending Balances of Benefit Obligations and Fair Value of Plan Assets

The reconciliation of beginning and ending balances of the accumulated postretirement benefit obligations and the fair value of the plan assets of the U.S. subsidiaries’ plans are as follows:

	Millions of yen
	2013	2012
Change in accumulated postretirement benefit obligations:
Accumulated postretirement benefit obligations, beginning of year	¥9,091	¥8,309
Service cost	317	218
Interest cost	413	436
Actuarial loss	379	795
Plan participants’ contributions	3	2
Medicare Part D	36	57
Benefits paid	(413)	(652)
Foreign currency exchange rate change	1,405	(74)

Accumulated postretirement benefit obligation, end of year	¥11,231	¥9,091

Change in plan assets:
Fair value of plan assets, beginning of year	¥6,305	¥5,351
Actual return on plan assets	469	298
Employers’ contributions	1,318	1,881
Plan participants’ contributions	3	2
Benefits paid	(1,002)	(1,205)
Foreign currency exchange rate change	1,021	(22)

Fair value of plan assets, end of year	¥8,114	¥6,305

Funded status, end of year	¥(3,117)	¥(2,786)

Prepaid benefit cost	¥840	¥704
Other current liabilities	(41)	(37)
Accrued benefit liability	(3,916)	(3,453)

	¥(3,117)	¥(2,786)

Amounts recognized in accumulated other comprehensive income (loss):
Actuarial loss	¥3,734	¥3,657
Prior service cost	476	543

	¥4,210	¥4,200

Net Periodic Cost of Benefit Plans

Net periodic postretirement benefit cost of the U.S. subsidiaries’ plans for the years ended March 31, 2013, 2012 and 2011, included the following components:

	Millions of yen
	2013	2012	2011
Service cost – Benefits earned during the year	¥317	¥218	¥227
Interest cost on projected benefit obligations	413	436	452
Expected return on plan assets	(360)	(320)	(302)
Amortization of actuarial loss	193	154	196
Amortization of prior service cost	67	64	65

Net periodic cost	¥630	¥552	¥638

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)

Other changes in plan assets and accumulated postretirement benefit obligations recognized in other comprehensive income (loss) for the years ended March 31, 2013 and 2012 are summarized as follows:

	Millions of yen
	2013	2012
Current year actuarial loss	¥270	¥761
Amortization of actuarial loss	(193)	(154)
Current year prior service cost	—	56
Amortization of prior service cost	(67)	(64)

	¥10	¥599

Estimated Actuarial Loss and Prior Service Cost for Benefit Plans Amortized from Accumulated Other Comprehensive Income (Loss) into Net Periodic Cost Over Next Fiscal Year

The estimated actuarial loss and prior service cost for the postretirement benefit plans that will be amortized from accumulated other comprehensive income (loss) into net periodic postretirement benefit cost over the next fiscal year are summarized as follows:

Millions of yen
Amortization of actuarial loss	¥219
Amortization of Prior service cost	67

Weighted-Average Assumptions used to Determine Benefit Obligations

Weighted-average assumptions used to determine accumulated postretirement benefit obligations at March 31:

	2013	2012
Discount rate	4.1%	4.7%
Assumed rate of increase in future compensation levels	4.0%	4.0%
Current healthcare cost trend rate	7.8%	7.9%
Ultimate healthcare cost trend rate	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	3	4

Weighted Average Assumptions used to Determine Net Periodic Benefit Cost

Weighted-average assumptions used to determine net periodic postretirement benefit cost for the years ended March 31:

	2013	2012	2011
Discount rate	4.7%	5.6%	5.4%
Assumed rate of increase in future compensation levels	4.0%	4.0%	4.0%
Expected long-term rate of return on plan assets	5.2%	5.3%	5.6%
Current healthcare cost trend rate	7.9%	7.9%	7.8%
Ultimate healthcare cost trend rate	4.8%	4.8%	4.8%
Number of years to ultimate healthcare cost trend rate	4	5	7

Fair Values of Benefit Plan Assets by Asset Class

The fair values of postretirement benefit plan assets at March 31, 2013 and 2012, by asset class are as follows:

At March 31, 2013	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥460	¥—	¥—	¥460
Equity securities
Foreign equities	966	—	—	966
Pooled funds	1,796	—	—	1,796
Debt securities
Government bonds and municipal bonds	333	3,200	—	3,533
Corporate bonds	—	1,359	—	1,359

Total	¥3,555	¥4,559	¥—	¥8,114

At March 31, 2012	Millions of yen
	Level 1	Level 2	Level 3	Total
Plan assets
Cash	¥281	¥—	¥—	¥281
Equity securities
Foreign equities	816	—	—	816
Pooled funds	1,427	—	—	1,427
Debt securities
Government bonds and municipal bonds	—	2,775	—	2,775
Corporate bonds	—	1,006	—	1,006

Total	¥2,524	¥3,781	¥—	¥6,305

Benefits Expected to be Paid in Next Five Years which Reflect Estimated Future Employee Service

The benefits expected to be paid in each of the next five years, and in the aggregate for the five years thereafter which reflect estimated future employee service are as follows:

Year ending March 31	Millions of yen
2014	¥650
2015	688
2016	715
2017	739
2018	762
Through 2019-2023	¥4,228